SUPPLEMENT DATED SEPTEMBER 23, 2020 TO THE FOLLOWING

PROSPECTUSES (AS SUPPLEMENTED) DATED MAY 1, 2020

New York Life Access Variable Annuity

New York Life Elite Variable Annuity

New York Life Essentials Variable Annuity

New York Life Flexible Premium Variable Annuity

New York Life Flexible Premium Variable Annuity II

New York Life Flexible Premium Variable Annuity III

New York Life Premium Plus Elite Variable Annuity

New Your Life Premier Variable Annuity-FP Series

New York Life Premier Variable Annuity

New York Life Premier Variable Annuity II

New York Life Premier Plus Variable Annuity

New York Life Premier Plus Variable Annuity II

New York Life Premium Plus Variable Annuity

New York Life Premium Plus II Variable Annuity

New York Life Variable Annuity

TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2019

New York Life Complete Access Variable Annuity New York Life Income Plus Variable Annuity	New York Life Complete Access Variable Annuity II New York Life Income Plus Variable Annuity II

TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2009

New York Life Longevity Benefit Variable Annuity	New York Life Select Variable Annuity

TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2008

New York Life (formerly Mainstay) Access Variable Annuity New York Life (formerly MainStay) Plus Variable Annuity New York Life (formerly MainStay) Plus II Variable Annuity	New York Life (formerly MainStay) Premium Plus Variable Annuity New York Life (formerly MainStay) Premium Plus II Variable Annuity New York Life (formerly MainStay) Select Variable Annuity

INVESTING IN THE FOLLOWING SEPARATE ACCOUNTS

NYLIAC Variable Annuity Separate Account-I NYLIAC Variable Annuity Separate Account-II	NYLIAC Variable Annuity Separate Account-III NYLIAC Variable Annuity Separate Account-IV

This supplement amends the prospectuses (each a “Prospectus,” and together, the “Prospectuses”) for the New York Life variable annuity policies listed above that are issued by New York Life Insurance and Annuity Corporation (“NYLIAC”). This supplement describes changes to the investment options available under such policies. You should read this information carefully and retain this supplement for future reference together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectuses.

The purpose of this supplement is to note the following changes taking effect on or about November 23, 2020 (the “Effective Date”):

(i)	The substitution of shares of three existing portfolios with shares of three replacement portfolios as described more fully below;
(ii)	The addition of Fidelity® VIP Bond Index Portfolio—Service Class 2 as an available Investment Division under your Policy; and
(iii)	The closure of Columbia Variable Portfolio—Commodity Strategy Fund—Class 2 to new investments.

Keeping this purpose in mind, please note the following:

I.	SUBSTITUTION OF EXISTING PORTFOLIOS FOR REPLACEMENT PORTFOLIOS

NYLIAC has filed an application with the Securities and Exchange Commission (the “SEC”) for an order permitting each of NYLIAC’s above-referenced separate accounts to substitute shares of the Existing Portfolios with shares of the Replacement Portfolios below. NYLIAC anticipates that, if such order is granted, the SEC will issue the order approving the foregoing substitutions in November 2020. The effective date established for the substitution is expected to be on or about the Effective Date. All expenses incurred in connection with the substitution will be paid by either NYLIAC or an affiliate. You will not incur any fees, charges or any tax liability because of the substitution.

PROPOSED SUBSTITUTIONS
Existing Portfolios	Replacement Portfolios
MainStay VP Indexed Bond Portfolio—Service Class	Fidelity® VIP Bond Index Portfolio—Service Class 2
Victory Variable Insurance Diversified Stock Fund—Class A Shares	MainStay VP MacKay S&P 500 Index Portfolio—Service Class or Initial Class (as applicable)*
Invesco VI American Value Fund—Series II	MFS® VIT III Mid Cap Value Portfolio—Service Class

Prior to the Effective Date. For thirty (30) days before the Effective Date, if you have allocations in any of the Existing Portfolios, you may transfer such allocations to any other available investment option without any charge or limitation (except potentially harmful transfers (see the “Limits on Transfers” section in the Prospectus for your policy)) and without the transfer counting toward the number of free transfers that otherwise may be made in a given Policy Year. Such transfer(s) will be based on the Accumulation Unit value of the Investment Division for the Existing Portfolio(s) as of the close of the Business Day that we receive the transfer request. All other transfers are subject to limitations, and may be subject to charges, as described in the Prospectus for your policy. Please see the Prospectus for your policy for information on how to complete transfers from the Investment Division for the Existing Portfolios to other investment options that we currently offer.

Until the Effective Date, we will continue to process premium payments and automatic transactions (such as dollar cost averaging, automatic asset rebalancing and interest sweep) involving the Existing Portfolios, unless you provide us with alternate allocation instructions. Also note that the Existing Portfolios will not accept new premium payment allocations or transfers as of the Effective Date.

On the Effective Date. Any of your allocations that remain in the Existing Portfolios will be redeemed. Those redemptions will then be used to purchase Accumulation Units in the Investment Divisions for the Replacement Portfolios, as applicable. All policyowners affected by the substitution will receive a written confirmation of the transaction(s). The redemption and subsequent repurchase transactions required to effectuate the substitution will not be treated as transfers that count toward the number of free transfers that may otherwise be made in a given Policy Year.

Your Accumulation Value immediately prior to the Effective Date will be equal to your Accumulation Value immediately after the Effective Date; however, the number of units you receive in the Investment Divisions for

*

For policies that offer the Initial Class shares of the MainStay VP MacKay S&P 500 Index Portfolio, Class A Shares of the Victory Variable Insurance Diversified Stock Fund will be substituted for Initial Class shares of the MainStay VP MacKay S&P 500 Index Portfolio. For policies that offer the Service Class shares of the MainStay VP MacKay S&P 500 Index Portfolio, Class A Shares of the Victory Variable Insurance Diversified Stock Fund will be substituted for Service Class shares of the MainStay VP MacKay S&P 500 Index Portfolio.

the Replacement Portfolios may be different from the number of units in the Investment Divisions for the Existing Portfolios. There will also be no change to your policy’s death benefit as a result of the substitution. Each Replacement Portfolio will be available as an investment option under your Policy. All references to the Existing Portfolios in your Prospectus shall be deleted and replaced with the applicable Replacement Portfolio.

After the Effective Date. Immediately following the Effective Date, the Existing Portfolios will no longer be available as investment options under your Policy. In addition, for thirty (30) days following the Effective Date, you may transfer all or a portion of your Accumulation Value out of the Investment Divisions for the Replacement Portfolios to another investment option without any charge or limitation (except potentially harmful transfers (see the “Limits on Transfers” section in the Prospectus for your Policy)) and without the transfers counting toward the number of free transfers that otherwise may be made in a given Policy Year. Such transfers will be based on the Accumulation Unit value of the Investment Divisions for the Replacement Portfolios as of the close of the Business Day that we receive the transfer request. All other transfers are subject to limitations, and may be subject to charges, as described in the Prospectus for your policy. Please see the Prospectus for your policy for information on how to complete transfers from the Replacement Portfolios to other investment options that we offer currently.

We will also continue to process premium payments and automatic transactions (such as dollar cost averaging, automatic asset rebalancing and interest sweep) after the Effective Date, except that allocations previously processed to or from the Existing Portfolios will be processed to or from the Replacement Portfolios.

A complete list of the investment options that are available under your policy, other than the Fidelity® VIP Bond Index Portfolio, is set forth in the Prospectus for your policy. Information regarding the Fidelity® VIP Bond Index Portfolio, including the investment objectives, policies, risks and fees and expenses, is contained in the prospectus included with this supplement. Information regarding the other Replacement Portfolios can be found in the prospectuses for those portfolios included in your May 1, 2020 Variable Annuities Funds Prospectus. You may obtain additional copy of these fund prospectuses or the Prospectus for your policy by calling us at 1-800-598-2019.

II.	ADDITION OF NEW INVESTMENT DIVISION AVAILABLE UNDER THE POLICIES

As of November 23, 2020, Fidelity® VIP Bond Index Portfolio—Service Class 2 will be an available Investment Division under your Policy.

1.	Add the following entry to the table in your Prospectus listing the Eligible Portfolios of the relevant Funds, along with their investment advisers:

FUND	INVESTMENT ADVISERS	ELIGIBLE PORTFOLIOS
Fidelity® Variable Insurance Products Fund	Fidelity Management and Research Company (“FMR”) Subadvisers: Other investment advisers	Fidelity® VIP Bond Index Portfolio

2.

For those Prospectuses with the Appendix labeled “Investment Divisions, Model Portfolios and Asset Allocation Models available with GIPR and GIPR 2.0” and “Investment Divisions, Model Portfolios and Asset Allocation Models available with IPR and IPR 2.0,”add the following Portfolio to Category A Funds

Category A Funds: Fidelity® VIP Bond Index Portfolio

3.

For those Prospectuses with the Appendix labeled “Investment Divisions, Model Portfolios and Asset Allocation Models available with IPR 3.0 and IPR 4.0” as applicable to 10-year, 12-15 year and 20-year Holding Period options, add the following Portfolio to Category A, Subcategory I Funds:

Category A, Subcategory I Funds: Fidelity® VIP Bond Index Portfolio

4.	As applicable to your policy, Fidelity® VIP Bond Index Portfolio—Service Class 2 is included as an allowable Allocation Option under the IPP Rider and the IPP II Rider.

III.	CLOSURE OF INVESTMENT DIVISION TO NEW INVESTMENTS

As applicable to your Policy, Columbia Variable Portfolio—Commodity Strategy Fund—Class 2 (the “Columbia Portfolio”) will be closed to all policyowners except those policyowners who have Accumulation Value invested in the Columbia Portfolio as of November 23, 2020.

If you have Accumulation Value invested in the Columbia Portfolio on November 23, 2020, you may continue to submit additional premium payments to the Columbia Portfolio thereafter. However, if you withdraw or otherwise transfer your entire Accumulation Value from the Columbia Portfolio after November 23, 2020, you will not be permitted to invest in the Columbia Portfolio at a later date. If you do not have Accumulation Value invested in the Columbia Portfolio on November 23, 2020, you will not be permitted to invest in the Columbia Portfolio thereafter.

Dollar cost averaging programs, automatic asset rebalancing programs and interest sweep, if elected on or prior to November 23, 2020, will not be affected by the closure unless you withdraw or otherwise transfer your entire Accumulation Value from the Columbia Portfolio.

New York Life Insurance and Annuity Corporation

(a Delaware Corporation)

51 Madison Avenue

New York, New York 10010